Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Preferred Stock
Beginning Balance at Mar. 31, 2009	$ (41,619)	$ 81,373	$ 1	$ 3,417	$ (45,037)
Beginning Balance (in shares) at Mar. 31, 2009		12,281,553	461,154
Exercise of stock options (in shares)			123
Exercise of stock options	1			1
Stock-based compensation	902			902
Dividends paid	(3,480)				(3,480)
Net income	6,023				6,023
Ending Balance at Mar. 31, 2010	(38,173)	81,373	1	4,320	(42,494)
Ending Balance (in shares) at Mar. 31, 2010		12,281,553	461,277
Exercise of stock options (in shares)	3,717		3,717
Exercise of stock options	26			26
Stock-based compensation	373			373
Dividends paid	(12,529)				(12,529)
Net income	20,155				20,155
Ending Balance at Mar. 31, 2011	(30,148)	81,373	1	4,719	(34,868)
Ending Balance (in shares) at Mar. 31, 2011		12,281,553	464,994
Repurchase of stock options for cash	(602)			(602)
Reclassification of convertible preferred stock warrant liability	(431)			(431)
Exercise of stock options (in shares)	21,336		18,248
Exercise of stock options	50			50
Excess tax benefit from stock-based compensation	150			150
Stock-based compensation	506			506
Dividends paid	(13,550)				(13,550)
Net income	9,589				9,589
Ending Balance at Mar. 31, 2012	(34,436)	81,373	1	4,392	(38,829)
Ending Balance (in shares) at Mar. 31, 2012		12,281,553	483,242
Reclassification of convertible preferred stock warrant liability	2,170			2,170
Conversion of convertible preferred stock into common stock upon consummation of IPO (in shares)		(12,281,553)	15,221,571
Conversion of convertible preferred stock into common stock upon consummation of IPO	81,373	(81,373)	15	81,358
Shares issued upon consummation of IPO, Shares			950,000
Shares issued upon consummation of IPO	11,146		1	11,145
Exercise of stock options (in shares)	610,791		610,791
Exercise of stock options	3,899			3,899
Excess tax benefit from stock-based compensation	7,499			7,499
Net exercise of warrant to purchase shares of common stock, Shares			63,193
Net exercise of warrant to purchase shares of common stock
Stock-based compensation	677			677
Net income	7,317				7,317
Ending Balance at Dec. 31, 2012	$ 79,645		$ 17	$ 111,140	$ (31,512)
Ending Balance (in shares) at Dec. 31, 2012			17,328,797